Share-based payments - ESOP warrants in place (Details) - ESOP warrant plan [Member] € in Thousands	Dec. 31, 2025 shares	Dec. 31, 2025 € / shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 shares
Share-based payments
Outstanding at January 1st	6,206,018		6,206,018	4,771,450	4,771,449	2,594,177	2,594,177	2,519,978
Expiry Date 2029 Exercise Price 0.98 [member]
Share-based payments
Exercise price (in Euro per share) | € / shares		€ 0.98
Outstanding at January 1st			364,134		364,134		367,100
Expiry Date 2030 Exercise Price 0.98 [member]
Share-based payments
Exercise price (in Euro per share) | € / shares		0.98
Outstanding at January 1st			349,848		349,848		359,848
Expiry Date 2031 Exercise Price 0 [member]
Share-based payments
Outstanding at January 1st			956,039		956,039		1,058,593
Expiry Date 2031 Exercise Price 2.41 [member]
Share-based payments
Exercise price (in Euro per share) | € / shares		2.41
Outstanding at January 1st			285,043		288,853		288,853
Expiry Date 2032 Exercise Price 2.41 [member]
Share-based payments
Exercise price (in Euro per share) | € / shares		2.41
Outstanding at January 1st			115,952		120,065		127,338
Expiry Date 2032 Exercise Price 0 [member]
Share-based payments
Outstanding at January 1st			339,740		339,740		383,290
Expiry Date 2032 Exercise Price 2.57 [member]
Share-based payments
Exercise price (in Euro per share) | € / shares		2.57
Outstanding at January 1st			9,156		9,156		9,156
Expiry Date 2033 Exercise Price 2.70 [member]
Share-based payments
Exercise price (in Euro per share) | € / shares		2.7
Outstanding at January 1st			94,437		94,437
Expiry Date 2033 Exercise Price 0 [member]
Share-based payments
Outstanding at January 1st			842,922		842,922
Expiry Date 2033 Exercise Price 2.41 [member]
Share-based payments
Exercise price (in Euro per share) | € / shares		2.41
Outstanding at January 1st			173,139		184,740
Expiry Date 2034 Exercise Price 2.45 [member]
Share-based payments
Exercise price (in Euro per share) | € / shares		2.45
Outstanding at January 1st			811,948		811,948
Expiry Date 2034 Exercise Price 2.41 [member]
Share-based payments
Exercise price (in Euro per share) | € / shares		2.41
Outstanding at January 1st			330,195		340,476
Expiry Date 2034 Exercise Price 0 [member]
Share-based payments
Outstanding at January 1st			1,006,688		49,286
Expiry Date 2034 Exercise Price 2.77 [member]
Share-based payments
Exercise price (in Euro per share) | € / shares		2.77
Outstanding at January 1st			364,372		19,805
Expiry Date 2034 Exercise Price 2.98 [member]
Share-based payments
Exercise price (in Euro per share) | € / shares		2.98
Outstanding at January 1st			140,758
Expiry Date 2034 Exercise Price 4.58 [member]
Share-based payments
Exercise price (in Euro per share) | € / shares		€ 4.58
Outstanding at January 1st			21,645